FINANCE LEASE LIABILITY	6 Months Ended
Jun. 30, 2024
Other Liabilities Disclosure [Abstract]
FINANCE LEASE LIABILITY	FINANCE LEASE LIABILITY

(in thousands of $)	June 30, 2024	December 31, 2023
Finance lease liability, current portion	391,553	419,341
Total finance lease liabilities	391,553	419,341

All of the finance lease liabilities outstanding above will be due within one year of this report as each option is expected to be exercised on the sixth anniversary during 2024. The Company has initiated discussions and negotiations with financial institutions regarding the refinancing with facilities under similar terms or structures. Given the Company’s extensive history and successful track record in obtaining financing and refinancing, the Company believes that it will be able to secure the required refinancing prior to maturity.